Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accrued Expenses and Other Current Liabilities
Deposits from customers	$ 4,481,722	27,807,294	11,320,500
Deposits from suppliers	954,157	5,920,160	210,000
Accrued liabilities related to customer incentive programs	2,379,463	14,763,617	5,760,470
Accrued professional service fees	2,959,194	18,360,616	3,467,453
Accrued sales and marketing expenses	2,007,423	12,455,256	3,029,033
Funds collected on behalf of insurance companies	724,540	4,495,481	670,917
Advanced payments received from banks	1,778,707	11,036,168	792,104
Others	2,421,031	15,021,524	4,481,613
Total	$ 17,706,237	109,860,116	29,732,090